Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$ 18
Aggregate amount of federal capital loss carryforwards	2,100
Tax credit carryforwards, expiration amount	12
Loss carryforwards, charitable contribution	128
Tax benefit from employee stock plans	$ 19
Tax Credit Carryforward Expiration Date [Minimum]	Dec. 31, 2029
Tax Credit Carryforward Expiration Date [Maximum]	Dec. 31, 2032
Charitable Contribution Carryforward Expiration Date [Minimum]	Dec. 31, 2013
Charitable Contribution Carryforward Expiration Date [Maximum]	Dec. 31, 2017